Acquired identifiable intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Cardio Diagnostics Member During Reverse Merger [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 80,000
Finite-Lived Intangible Assets, Accumulated Amortization		(38,667)
Finite-Lived Intangible Assets, Net	$ 245,154	314,775
Intangible Assets, Net (Excluding Goodwill)	53,333	41,333
Cardio Diagnostics [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	80,000
Finite-Lived Intangible Assets, Accumulated Amortization	(26,667)
Finite-Lived Intangible Assets, Net	245,154		$ 131,125
Intangible Assets, Net (Excluding Goodwill)	$ 53,333		$ 69,333
Know How License [Member] | Cardio Diagnostics Member During Reverse Merger [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		80,000
Finite-Lived Intangible Assets, Accumulated Amortization		(38,667)
Finite-Lived Intangible Assets, Net		$ 41,333
Finite-Lived Intangible Asset, Useful Life	5 years
Know How License [Member] | Cardio Diagnostics [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 80,000
Finite-Lived Intangible Assets, Accumulated Amortization	(26,667)
Finite-Lived Intangible Assets, Net	$ 53,333
Finite-Lived Intangible Asset, Useful Life	5 years